Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 6,598,427	$ 8,236,065
Short-term investments	12,500,000	3,000,000
Intercompany receivables	15,000	15,000
Prepaid expenses and other current assets	1,566,155	204,604
Loan receivable	1,270,901	2,621,971
Total current assets	21,950,483	14,077,640
Non-current assets
Long-term investments	1,000,000	1,000,000
Investments in non-VIE subsidiaries	14,756,053	14,621,943
Total non-current assets	15,756,053	15,621,943
Total Assets	37,706,536	29,699,583
Current liabilities
Intercompany payable	1,361,997	1,361,997
Total current liabilities	1,361,997	1,361,997
Non-current liabilities
Advance from private placement	8,200,000
Total non-current liabilities	8,200,000
Total Liabilities	9,561,997	1,361,997
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares value		1,439
Additional paid-in capital	16,721,551	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	11,509,410	11,387,748
Accumulated other comprehensive loss	(924,076)	(609,367)
Total Shareholders’ Equity	28,144,539	28,337,586
Total Liabilities and Shareholders’ Equity	37,706,536	29,699,583
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	620
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	$ 819